UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     October 18, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $287,980 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103      211     2750 Sh       Sole                     2750        0        0
AMERICAN EXPRESS CO            COM              025816109    13691   244127 Sh       Sole                   244127        0        0
AMERICAN INTL GROUP INC        COM              026874107      333     5024 Sh       Sole                     5024        0        0
BANK OF AMERICA CORPORATION    COM              060505104     9466   176710 Sh       Sole                   176710        0        0
BEAR STEARNS COS INC           COM              073902108     2477    17680 Sh       Sole                    17680        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2395       25 Sh       Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    17873     5631 Sh       Sole                     5631        0        0
CANADIAN NAT RES LTD           COM              136385101     5935   130205 Sh       Sole                   130205        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    16106   603870 Sh       Sole                   603870        0        0
CINCINNATI FINL CORP           COM              172062101      351     7292 Sh       Sole                     7292        0        0
COCA COLA CO                   COM              191216100      419     9381 Sh       Sole                     9381        0        0
COMCAST CORP NEW               CL A             20030N101      444    12027 Sh       Sole                    12027        0        0
COMCAST CORP NEW               CL A SPL         20030N200    13893   377434 Sh       Sole                   377434        0        0
DEVON ENERGY CORP NEW          COM              25179M103     6537   103510 Sh       Sole                   103510        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     5821    81944 Sh       Sole                    81944        0        0
Dodge & Cox Int'l Stk Fund N/L Int'l Mut'l Funds256206103     1350    33550 Sh       Sole                    33550        0        0
ENCANA CORP                    COM              292505104     1301    27856 Sh       Sole                    27856        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      732    14550 Sh       Sole                    14550        0        0
EXXON MOBIL CORP               COM              30231G102     1429    21294 Sh       Sole                    21294        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    15659   236074 Sh       Sole                   236074        0        0
FIFTH THIRD BANCORP            COM              316773100      273     7169 Sh       Sole                     7169        0        0
GENERAL ELECTRIC CO            COM              369604103     1433    40606 Sh       Sole                    40606        0        0
Hang Lung Pptys Ltd Sponsd Adr ADR's            41043M104     8391   785855 Sh       Sole                   785855        0        0
Henderson Land Dev Comp Ltd ShsForeign Equity   Y31476107     4430   787890 Sh       Sole                   787890        0        0
Henderson Ld Dev Ltd Sponsd AdrADR's            425166303      241    42830 Sh       Sole                    42830        0        0
HERSHEY CO                     COM              427866108      641    12000 Sh       Sole                    12000        0        0
HOME DEPOT INC                 COM              437076102     8255   227599 Sh       Sole                   227599        0        0
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2026    76870 Sh       Sole                    76870        0        0
IMS HEALTH INC                 COM              449934108     8050   302170 Sh       Sole                   302170        0        0
INTEL CORP                     COM              458140100     6083   295732 Sh       Sole                   295732        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      295     3601 Sh       Sole                     3601        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201      467     9365 Sh       Sole                     9365        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      200     2589 Sh       Sole                     2589        0        0
JOHNSON & JOHNSON              COM              478160104      400     6153 Sh       Sole                     6153        0        0
Julius Baer Int'l Eq Fund Clas Int'l Mut'l Funds481370104      582    14147 Sh       Sole                    14147        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    10693   163073 Sh       Sole                   163073        0        0
LEGG MASON INC                 COM              524901105    13546   134303 Sh       Sole                   134303        0        0
LIBERTY GLOBAL INC             COM SER C        530555309      203     8108 Sh       Sole                     8108        0        0
Longleaf Ptrs Inter- Nat'l FundInt'l Mut'l Funds543069405     8935   474024 Sh       Sole                   474024        0        0
LOWES COS INC                  COM              548661107      592    21085 Sh       Sole                    21085        0        0
MACK CALI RLTY CORP            COM              554489104      202     3900 Sh       Sole                     3900        0        0
MERCK & CO INC                 COM              589331107      886    21153 Sh       Sole                    21153        0        0
NTT DOCOMO INC                 SPONS ADR        62942M201     6965   451960 Sh       Sole                   451960        0        0
PENN WEST ENERGY TR            TR UNIT          707885109     1276    34704 Sh       Sole                    34704        0        0
PEPSICO INC                    COM              713448108      514     7875 Sh       Sole                     7875        0        0
PETROCHINA CO LTD              SPONSORED  ADR   71646E100     7611    70697 Sh       Sole                    70697        0        0
PIONEER NAT RES CO             COM              723787107      244     6235 Sh       Sole                     6235        0        0
PROCTER & GAMBLE CO            COM              742718109     1918    30951 Sh       Sole                    30951        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      397     6000 Sh       Sole                     6000        0        0
SCHLUMBERGER LTD               COM              806857108      744    12000 Sh       Sole                    12000        0        0
SPRINT NEXTEL CORP             COM FON          852061100     4187   244165 Sh       Sole                   244165        0        0
STRYKER CORP                   COM              863667101     4135    83385 Sh       Sole                    83385        0        0
Third Avenue Int'l Value Fund  Int'l Mut'l Funds884116500     7395   319163 Sh       Sole                   319163        0        0
TIME WARNER INC                COM              887317105     8031   440520 Sh       Sole                   440520        0        0
TYCO INTL LTD NEW              COM              902124106     7585   270985 Sh       Sole                   270985        0        0
Vanguard Hlth CareFndAdmrlSh N Eq Mut'l Funds   921908885     4601    72933 Sh       Sole                    72933        0        0
Vanguard Hlth CareFndInvClassN Eq Mut'l Funds   921908307     7814    52300 Sh       Sole                    52300        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      722     5488 Sh       Sole                     5488        0        0
Vanguard Totl Int'l Stk Indx F Int'l Mut'l Funds921909602      502    30922 Sh       Sole                    30922        0        0
VARIAN MED SYS INC             COM              92220P105      214     4000 Sh       Sole                     4000        0        0
WAL MART STORES INC            COM              931142103     7482   151705 Sh       Sole                   151705        0        0
WASHINGTON FED INC             COM              938824109     2034    90630 Sh       Sole                    90630        0        0
WELLPOINT INC                  COM              94973V107    12049   156375 Sh       Sole                   156375        0        0
WELLS FARGO & CO NEW           COM              949746101     7350   203160 Sh       Sole                   203160        0        0
WYETH                          COM              983024100      963    18940 Sh       Sole                    18940        0        0